Document and Entity Information	May 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2022
Entity Registrant Name	CONTANGO ORE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35770
Entity Tax Identification Number	27-3431051
Entity Address, Address Line One	3700 Buffalo Speedway
Entity Address, Address Line Two	Suite 925
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	713
Local Phone Number	877-1311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001502377
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	CTGO
Security Exchange Name	NYSEAMER